As filed with the Securities and Exchange Commission on October 18, 2017

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒          Immediately upon filing pursuant to paragraph (b)

☐            On [date] pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On [date] pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series of the Registrant: The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Edinburgh, Scotland, on the 18th day of October, 2017.

BAILLIE GIFFORD FUNDS

By:	/s/ David W. Salter*
Name:	David W. Salter
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ George W. Browning*	Trustee	October 18, 2017
George W. Browning

/s/ Pamela M. J. Cox*	Trustee	October 18, 2017
Pamela M. J. Cox

/s/ Howard W. Chin*	Trustee	October 18, 2017
Howard W. Chin

/s/ Bruce C. Long*	Trustee	October 18, 2017
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	October 18, 2017
Robert E. Rigsby

/s/ David W. Salter*	Trustee & President (Principal Executive Officer)	October 18, 2017
David W. Salter

/s/ Lindsay Cockburn*	Treasurer (Principal Financial and Accounting Officer)	October 18, 2017
Lindsay Cockburn

*By:	/s/ Gareth Griffiths
Gareth Griffiths**
Date: October 18, 2017

**               Attorney-in-Fact pursuant to Powers of Attorney executed on March 17, 2016 and July 1, 2017 and filed, respectively, as exhibits to Post-Effective Amendment No. 8 to the Registration Statement filed on April 29, 2016 and Post-Effective Amendment No. 14 to the Registration Statement filed on July 14, 2017.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)